Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of estimated useful lives of property and equipment

Asset	Useful lives (years)
Computer and office equipment	5
Lab equipment	5
Leasehold improvements	shorter of useful life or lease term
Machinery	7-15
Furniture	7

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share

	As of September 30,
	2021	2020
Warrants	245,696	155,966
Options	2,042,857	1,736,250
Total	2,288,553	1,892,216

	As of December 31,
	2020	2019
Warrants	155,966	155,966
Options	3,257,410	590,000
Total	3,413,376	745,966

Estimated useful lives of property and equipment

Asset	Useful lives (years)
Computer and office equipment	5
Lab equipment	5
Leasehold improvements	shorter of useful life or lease term
Machinery	7-15
Furniture	7